SCHEDULE OF CONVERTIBLE BONDS RECOGNIZED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Bonds
At January 1	$ 12,210,327	$ 12,208,260
Interest expenses	684,163	972,045
Interest paid	(684,163)	(972,045)
Converted to shares	(12,210,327)
Exchange difference		2,067
At December 31		$ 12,210,327